First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 94.6%
	Alabama – 1.6%
$2,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$2,407,402
2,000,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	1.72%	12/01/37	2,000,000
				4,407,402
	Arizona – 3.6%
780,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	715,407
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (b)	5.00%	07/15/39	677,854
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	372,516
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	4.00%	07/01/27	1,204,807
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	344,530
500,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	391,930
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	715,523
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (b)	5.00%	07/15/40	447,894
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	451,240
2,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (b)	4.00%	10/15/47	1,475,414
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,365,115
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	100,530
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,000,683
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	771,222
				10,034,665
	Arkansas – 0.7%
2,000,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT (b)	5.45%	09/01/52	1,809,542
	California – 6.0%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/46	202,369
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/51	197,780
1,000,000	CA St Hlth Facs Fing Auth Rev Stanford Hlth Care, Ser A	5.00%	08/15/54	966,856
850,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	783,860
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (b)	5.50%	06/01/38	435,803
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	208,493
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,255,585
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	928,716
1,250,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,173,182
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/42	958,012
125,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/28	118,774

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$135,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/29	$127,038
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	526,035
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Social Bonds, Ser A-2 (b)	4.00%	07/01/56	1,035,788
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (b)	4.00%	07/01/56	350,066
465,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/46	374,481
1,250,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/27)	5.00%	06/01/29	1,337,983
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	290,430
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	380,212
235,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/29	223,772
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	337,544
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	1,943,041
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	798,539
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A (c)	5.25%	11/15/42	1,701,689
				16,656,048
	Colorado – 7.4%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	873,721
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	793,097
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	472,124
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	764,273
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	436,913
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/45	964,412
1,500,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A	5.00%	05/15/49	1,149,244
500,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A	5.00%	05/15/58	363,500
850,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	727,305
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	312,500
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,201,919
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	463,637
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,421,151
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,158,159
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,267,632
1,000,000	Grandview Reserve Met Dist #3 Co Sr Bonds, Ser A	6.25%	12/01/52	870,564
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	422,327
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	465,202
875,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	789,099
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	688,280
500,000	Murphy Creek Met Dist #5 CO Sr Bonds, Ser A	6.00%	12/01/52	446,683
500,000	Peak Met Dist #1 CO, Ser A (b)	4.00%	12/01/35	406,676
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	854,706
865,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	727,467

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,500,000	Pueblo CO Urban Renewal Auth Tax Incr Rev Auth Evraz Proj Tax Incr Rev, Ser A, CIBS (b)	4.75%	12/01/45	$1,158,724
785,000	Siena Lake Met Dist CO	3.25%	12/01/31	624,367
500,000	Siena Lake Met Dist CO	4.00%	12/01/51	343,632
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	447,986
				20,615,300
	Connecticut – 3.5%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	268,873
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,892,672
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (b)	5.00%	01/01/55	464,761
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	253,737
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	255,944
800,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	720,114
1,250,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	1,306,965
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	2,325,742
480,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (b)	4.00%	04/01/36	410,659
550,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (b)	4.00%	04/01/41	444,759
1,725,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (b)	4.00%	04/01/51	1,287,327
				9,631,553
	Delaware – 0.2%
473,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	465,006
	District of Columbia – 0.3%
880,000	DC Rev Rocketship DC Oblig Grp, Ser A (b)	5.00%	06/01/41	799,601
	Florida – 10.6%
500,000	Alachua Cnty FL Hlth Facs CCRC Auth Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	401,963
500,000	Alachua Cnty FL Hlth Facs CCRC Auth Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/46	375,918
100,000	Capital Region FL CDD Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	99,732
445,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/41	326,459
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	346,362
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	190,760
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	288,346
750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/41	557,990
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	671,544
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	620,012
2,650,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,151,333
800,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	594,882
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	922,749
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	893,356

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	$740,570
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Assmnt Area 1 Proj (b)	4.00%	05/01/40	413,481
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	829,909
2,575,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	2,412,014
1,500,000	LTC Ranch West Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,123,317
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,510,884
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	86,525
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	937,802
1,520,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,352,584
1,000,000	Palm Beach Cnty FL Rev Lynn Univ Hsg Proj, Ser A (b)	5.00%	06/01/57	835,978
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	444,777
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b)	5.88%	01/01/33	1,460,195
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	399,494
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	560,466
1,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	876,807
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	252,259
495,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	471,443
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	564,171
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	1,902,451
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,013,581
1,000,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	4.00%	05/01/52	748,254
230,000	Villamar CDD FL Spl Assmnt (d)	4.00%	05/01/29	218,311
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,030,412
				29,627,091
	Georgia – 3.9%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	907,924
1,775,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	1,841,743
2,100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, Ser 1 (a)	1.79%	07/01/49	2,100,000
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	53,936
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,386,690
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (b)	4.00%	04/01/56	922,900
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	440,053
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	406,709
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,613,750
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	936,894

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$350,000	Muni Elec Auth Of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	$368,770
				10,979,369
	Guam – 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	239,062
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	147,138
				386,200
	Illinois – 4.5%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(e)	12/01/22	274,192
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	293,438
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,418,871
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	392,560
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	401,061
515,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/25	469,815
265,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	264,893
100,000	IL St	5.00%	04/01/24	100,876
250,000	IL St	5.50%	05/01/26	255,855
200,000	IL St	5.00%	06/01/27	200,902
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	252,949
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	251,818
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	98,625
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	293,869
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	141,054
1,500,000	IL St, Ser A	5.50%	03/01/42	1,485,123
2,000,000	IL St, Ser C	5.00%	11/01/29	2,001,738
650,000	IL St, Ser D	5.00%	11/01/24	655,771
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,321,441
				12,574,851
	Indiana – 2.3%
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	211,773
2,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	1,859,710
1,360,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,313,318
750,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/41	768,086
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (f)	5.25%	07/01/28	195,868
595,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	465,944
1,250,000	Rockport IN Poll Control Rev Ref Aep Generating Comp Proj Remk, Ser A	3.13%	07/01/25	1,214,975
600,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	502,205
				6,531,879

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa – 0.4%
$1,250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	$1,114,534
	Kansas – 1.3%
825,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	735,013
1,750,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	1,783,159
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,129,932
				3,648,104
	Kentucky – 0.6%
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	737,569
750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	738,262
230,000	KY St Univ KY St Univ Proj, COPS, BAM	4.00%	11/01/41	204,850
				1,680,681
	Louisiana – 0.6%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	213,458
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,052,689
500,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	524,997
				1,791,144
	Maine – 0.3%
1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (b)	8.00%	12/01/51	701,794
	Maryland – 1.9%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	975,795
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	156,942
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	161,554
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	172,118
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	160,484
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	805,586
1,000,000	MD St Econ Dev Corp Spl Oblig Port Covington Proj	4.00%	09/01/50	745,333
1,150,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,045,936
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A (c)	5.38%	07/01/38	1,013,828
				5,237,576
	Massachusetts – 1.5%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,027,849
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	510,234
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	899,176
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	801,531
				4,238,790
	Michigan – 1.2%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	305,537
100,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/46	91,914

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$750,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/36	$787,737
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,031,598
				3,216,786
	Minnesota – 0.5%
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (b)	3.80%	08/01/27	140,536
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,644
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	648,728
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	457,727
				1,352,635
	Missouri – 0.6%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	77,431
1,100,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	974,228
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,005
725,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/30	622,687
				1,684,351
	Nevada – 0.3%
195,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	183,250
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (b)	5.00%	07/15/37	642,446
				825,696
	New Hampshire – 0.5%
2,000,000	Natl Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,503,032
	New Jersey – 1.6%
2,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	2,029,355
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	101,211
735,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	724,783
600,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(e)	12/15/25	528,412
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	515,699
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	517,315
				4,416,775
	New Mexico – 0.3%
535,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	489,669
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	421,549
				911,218
	New York – 6.1%
785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/51	542,992
1,200,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (b)	5.00%	06/01/51	1,031,037
1,250,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (b)	5.00%	07/01/40	1,130,037
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (a)	2.53%	06/15/33	2,000,000
2,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	1,837,648
1,300,000	NY NY Var Fiscal 2021 Remk, Ser 3 (a)	2.53%	04/01/42	1,300,000

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	$2,129,922
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,393,251
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	389,520
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	963,989
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airlines Inc John F. Kennedy Intl Arpt Proj, AMT	3.00%	08/01/31	431,088
865,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	858,875
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	1,710,357
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	102,329
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (b)	5.00%	07/01/56	736,348
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	462,035
				17,019,428
	North Carolina – 2.3%
2,250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/41	1,697,951
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	620,469
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,589,857
715,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	549,867
1,000,000	Wake Cnty NC Indl Facs & Poll Control Fing Auth Ref Duke Energy Progress	4.00%	06/01/41	902,589
				6,360,733
	North Dakota – 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	412,982
	Ohio – 4.0%
2,850,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	2,402,158
1,000,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	730,269
2,500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	2,110,908
2,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,960,382
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	890,730
1,300,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	2.65%	01/15/51	1,300,000
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	407,872
800,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (b)	7.00%	12/01/42	642,499
900,000	Washington Cnty OH Hosp Rev Ref Memorial Hlth Sys Obligated Grp	6.63%	12/01/42	812,566
				11,257,384
	Oklahoma – 0.9%
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (b)	7.25%	09/01/51	2,371,527
	Oregon – 0.9%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	284,027

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	$440,632
750,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	634,970
500,000	OR St Facs Auth Rev Legacy Hlth Proj, Ser A	4.13%	06/01/52	412,509
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	698,632
				2,470,770
	Pennsylvania – 3.7%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	307,784
1,000,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	901,146
500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	497,234
1,030,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	902,546
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	99,158
240,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Univ Proj Ref, Ser TT1	4.00%	05/01/36	205,067
2,500,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	5.00%	02/15/45	2,464,264
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	243,776
515,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	490,010
300,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/37	248,004
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	204,049
1,700,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	1,258,484
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	367,007
1,000,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	995,632
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,073
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	874,486
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	199,296
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	103,560
				10,371,576
	Puerto Rico – 2.3%
3,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,544,870
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,417,349
2,832,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	2,382,288
				6,344,507
	South Carolina – 0.5%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	380,657
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	222,192
245,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	209,446
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	509,819

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	$109,592
				1,431,706
	South Dakota – 0.2%
700,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/41	551,479
	Tennessee – 1.2%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	25,090
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	431,024
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,430,715
500,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	498,932
				3,385,761
	Texas – 5.5%
1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	1,042,861
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,214,731
610,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref, Ser A	4.00%	08/15/41	469,009
2,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	2,076,995
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien (Pre-refunded maturity 01/01/23)	5.00%	01/01/33	50,139
625,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/42	652,069
556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	450,197
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,243,248
635,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	489,176
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (f)	4.13%	09/01/29	235,805
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.63%	09/01/39	446,721
225,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	227,986
350,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (f)	4.50%	09/01/28	337,732
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,015,580
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	272,850
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	161,976
2,750,000	North Parkway Muni Mgmt Dist #1 Tx Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	2,390,924
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dt #2 Proj (b)	5.13%	09/01/42	465,788
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	195,798
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	408,680
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	592,246

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$600,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/36	$561,622
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	254,702
				15,256,835
	Utah – 4.4%
3,000,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	2,056,332
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (b)	5.75%	03/01/42	457,576
1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (b)	5.25%	02/01/40	791,473
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	751,409
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.50%	06/01/51	2,124,179
2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/41	1,503,606
1,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	681,151
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.13%	02/01/41	374,564
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,069,039
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	424,979
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	594,217
1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	1,491,501
				12,320,026
	Virginia – 0.6%
1,000,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Westminster Cantebury Richmond, Ser A	5.00%	10/01/42	1,003,466
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	683,453
				1,686,919
	Washington – 1.1%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (b)	5.00%	01/01/32	578,116
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	987,137
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	609,734
979,658	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	828,452
				3,003,439
	West Virginia – 1.2%
2,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (b)	4.50%	06/01/50	1,428,422
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	965,576
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	988,177
				3,382,175
	Wisconsin – 3.3%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	427,668
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	722,585
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	446,345
470,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	450,394

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	$353,338
250,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	223,557
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	179,689
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	161,300
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A	4.00%	12/01/41	1,181,536
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	890,346
1,000,000	Pub Fin Auth WI Rev Ref Roseman Univ of Hlth Sciences Proj (b)	4.00%	04/01/42	747,355
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (b)	6.85%	01/01/51	1,479,550
500,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/39	415,784
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,661,263
				9,340,710
Total Investments – 94.6%	263,809,580
(Cost $302,378,384)
Net Other Assets and Liabilities – 5.4%	15,124,732
Net Assets – 100.0%	$278,934,312
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	43	Dec 2022	$ (4,755,531)	$276,477
U.S. Treasury Long Bonds	Short	12	Dec 2022	(1,446,000)	186,750
Ultra 10-Year U.S. Treasury Notes	Short	161	Dec 2022	(18,673,485)	1,070,312
				$(24,875,016)	$1,533,539

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2022, securities noted as such amounted to $84,309,123 or 30.2% of net assets.
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2022. Interest will begin accruing on the security’s first settlement date.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	Zero coupon bond.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
CIBS	Current Interest Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows:
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 263,809,580	$ —	$ 263,809,580	$ —
Futures Contracts	1,533,539	1,533,539	—	—
Total	$ 265,343,119	$ 1,533,539	$ 263,809,580	$—

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of October 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$97.93	$201,450	$195,868	0.07%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	94.32	250,000	235,805	0.09
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	350,000	96.49	347,762	337,732	0.12
				$799,212	$769,405	0.28%